Selling expenses - Schedule of selling expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of selling expenses [Abstract]
Taxes, rates and contributions	$ 1,506	$ 10,349	$ 13,115	$ 6,739
Transportation	787	5,878	9,596	3,593
Tax on bank transactions	648	4,390	4,495	2,367
(Reversal) /Allowances for expected credit losses (Note16)	49	539	(118)
Fees and compensation for services	101	158	50	542
Other		27		23
Total selling expenses	$ 3,091	$ 21,341	$ 27,138	$ 13,264